OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Equity Instruments Explanatory [Abstract]
OTHER EQUITY INSTRUMENTS
NOTE 35: OTHER EQUITY INSTRUMENTS

	The Group and the Bank
	2021	2020	2019
	£m	£m	£m
At 1 January	5,935	4,865	3,217
Issued in the year:
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	500	—	—
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	750	—	—
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	300	—	—
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	383	—
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	687	—
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	—	496
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	—	1,152
	1,550	1,070	1,648
Redemptions	(3,217)	—	—
Profit for the year attributable to other equity holders	344	417	281
Distributions on other equity instruments	(344)	(417)	(281)
At 31 December	4,268	5,935	4,865
The Bank has in issue £4,268 million of Sterling, Dollar and Euro Additional Tier 1 (AT1) securities to Lloyds Banking Group plc. The AT1 securities are fixed rate resetting or floating rate Perpetual Subordinated Permanent Write-Down Securities with no fixed maturity or redemption date.
The principal terms of the AT1 securities are described below:
–The securities rank behind the claims against the Bank of unsubordinated creditors on a winding-up
–The fixed rate reset securities bear a fixed rate of interest until the first call date. After the initial call date, in the event that they are not redeemed, the fixed rate reset AT1 securities will bear interest at rates fixed periodically in advance. The floating rate AT1 securities will be reset quarterly both prior to and following the first call date
–Interest on the securities will be due and payable only at the sole discretion of the Bank and the Bank may at any time elect to cancel any interest payment (or any part thereof) which would otherwise be payable on any interest payment date. There are also certain restrictions on the payment of interest as specified in the terms
–The securities are undated and are repayable, at the option of the Bank, in whole at the first call date, or at any interest payment date thereafter. In addition, the AT1 securities are repayable, at the option of the Bank, in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA
–The securities will be subject to a Permanent Write Down should the Common Equity Tier 1 ratio of the Bank fall below 7.0 per cent